Retirement Benefit Obligations - Summary of Average Duration and Scheme Composition (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Eurozone [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	17.8	17.1	14.7
Active plan participants	72.00%	63.00%	64.00%
Deferred plan participants	9.00%	12.00%	12.00%
Retirees	19.00%	25.00%	24.00%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	17.2	18.6	18.0
Active plan participants	84.00%	84.00%	85.00%
Retirees	16.00%	16.00%	15.00%
United States and Canada [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	12.2	13.1	14.0
Active plan participants	40.00%	41.00%	45.00%
Deferred plan participants	16.00%	17.00%	17.00%
Retirees	44.00%	42.00%	38.00%